SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluated all events that occurred after the balance sheet date of March 31, 2023, through the date the financial statements were issued and determined that there were the following subsequent events:

On April 14, 2023, the Company entered into a $1,000,000 Business Loan and Security Agreement (the “Secured Loan”) with an accredited investor lending source (the “Lender”). Under the Secured Loan, the Company received $980,000 on April 20, 2023, which was net of fees owed to the Lender. The Secured Loan requires 64 weekly payments of $20,000 each, for a total repayment of $1,280,000 to the Lender. The Secured Loan bears interest at 22.8%. The Secured Loan is secured by all of the assets of the Company and its subsidiaries second only to a previously secured line of credit and contains other customary terms and conditions for agreements of its type. Further, the Company’s Chief Executive Officer, provided a personal guaranty for the Secured Loan.

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluated all events that occurred after the balance sheet date of December 31, 2022 through the date the financial statements were issued and determined that there were the following subsequent events.

On February 10, 2023, our wholly-owned subsidiary Champion Safe Company secured a line of credit with Bank of America which provides for up to $2,000,000 in additional funding secured by all of Champion Safe Company’s inventory and account receivables.

On April 14, 2023, the Company entered into a $1,000,000 Business Loan and Security Agreement (the “Secured Loan”) with an accredited investor lending source (the “Lender”). Under the Secured Loan, the Company received $980,000 on April 20, 2023, which was net of fees owed to the Lender. The Secured Loan requires 64 weekly payments of $20,000 each, for a total repayment of $1,280,000 to the Lender. The Secured Loan bears interest at 22.8%. The Secured Loan is secured by all of the assets of the Company and its subsidiaries second only to a previously secured line of credit and contains other customary terms and conditions for agreements of its type. Further, the Company’s Chief Executive Officer, provided a personal guaranty for the Secured Loan.